Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (16,297)	$ (13,347)	$ (6,380)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(28,075)	(29,425)	(42,560)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(1,104)	(5,692)	(25,730)
Interest Income Member
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(7)	(6)	(7)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	0	0	0
Mortgage Banking Activities [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(11,403)	(17,406)	(37,061)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	15,024	8,130	(20,188)
Trading Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Trading Revenue	(368)	587	588
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	169	(475)	838
F D I C Loss Share Expense Income [Member]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Other Income	(15,994)	(13,178)	(6,304)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	(15,994)	(13,178)	(6,304)
Other Income [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(303)	578	224
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (303)	$ (169)	$ (76)